Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Valuation Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 49	$ 60	$ 50
Translation adjustment
Charged to costs and expenses	58	95	103
Additions/ (Deductions)	(69)	(106)	(93)
Balance at end of period	38	49	60
Allowance for Trade Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	10	15	17
Translation adjustment	0
Charged to costs and expenses	2	1	1
Additions/ (Deductions)	(3)	(6)	(3)
Balance at end of period	9	10	15
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,634	1,514	1,396
Translation adjustment	7	6	(11)
Charged to costs and expenses	67	123	138
Additions/ (Deductions)	(254)	(9)	(9)
Balance at end of period	$ 1,454	$ 1,634	$ 1,514